Supplemental Information on Gas Producing Activities (Unaudited) (Narrative) (Details) Mcfe in Thousands	12 Months Ended
	Dec. 31, 2015 Mcfe location $ / Mcf	Dec. 31, 2014 Mcfe $ / Mcf	Dec. 31, 2013 Mcfe $ / Mcf MMcf		Jan. 29, 2014
Gas and Oil Acreage [Line Items]
Acquisitions	0	282,391	0	[1]
Extensions and discoveries	869,038	692,239	100,626	[1]
Revision of previous estimates	(274,249)	47,018	757	[1]
Proved undeveloped reserve locations removed from estimate of reserves | location	40
Positive revisions	56,000
Percentage of total net gas proved reserves reviewed by Netherland, Sewell and Associates	100.00%	100.00%	100.00%
Marcellus Joint Venture
Gas and Oil Acreage [Line Items]
Equity investment ownership percentage			50.00%
Added reserves | MMcf			19,812
Net negative revisions of previous estimates | MMcf			26,803
Gas
Gas and Oil Acreage [Line Items]
Adjusted price | $ / Mcf	2.65	4.52	3.91
Gas | Marcellus Joint Venture
Gas and Oil Acreage [Line Items]
Adjusted price | $ / Mcf			3.90
Oil
Gas and Oil Acreage [Line Items]
Adjusted price | $ / Mcf	41.72	85.70
NGL
Gas and Oil Acreage [Line Items]
Adjusted price | $ / Mcf	9.91
Marcellus Shale and Utica Shale
Gas and Oil Acreage [Line Items]
Extensions and discoveries	869,038
Marcellus Shale
Gas and Oil Acreage [Line Items]
Extensions and discoveries		692,239	100,626
Marcellus Joint Venture
Gas and Oil Acreage [Line Items]
Acquisitions		282,391
Interest in Marcellus joint venture acquired		50.00%	50.00%		50.00%

[1]	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.